Options (Tables)	9 Months Ended
Aug. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation, stock options, activity
		August 31, 2021			August 31, 2020
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Expired	-	-	-	(28,800)	18.10	11.00
Cancelled	(142,737)	1.07	0.58	(78,881)	0.38	0.23
Forfeited	-	-	-	(156,652)	0.35	0.22
Balance at
end of period	1,554,901	3.09	2.12	2,089,496	8.42	3.78

Options exercisable end of period	1,554,901	3.09	2.12	1,554,504	12.45	6.19

Employee service share-based compensation, allocation of recognized period costs
Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2021	August 31, 2020	August 31, 2021	August 31, 2020
	$	$	$	$

Research and development	-	10,525	9,719	63,930
Selling, general and administrative	-	2,359	2,266	14,935
	-	12,884	11,985	78,865